Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 97.9%
Aerospace & Defense – 1.2%
Axon Enterprise Inc*	278,358	$46,187,943
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp	458,312	34,895,876
E Ink Holdings Inc	1,912,000	10,006,744
		44,902,620
Equity Real Estate Investment Trusts (REITs) – 0.2%
Equinix Inc	10,683	6,997,686
Information Technology Services – 9.7%
Adyen NV (144A)*	17,360	24,019,631
Marqeta Inc - Class A*	2,466,816	15,072,246
Mastercard Inc	655,658	227,991,956
MongoDB Inc*	45,058	8,869,217
Okta Inc*	245,817	16,796,676
Snowflake Inc - Class A*	294,412	42,259,899
Square Inc*	223,915	14,070,819
Wix.com Ltd*	321,198	24,677,642
		373,758,086
Interactive Media & Services – 3.9%
Alphabet Inc - Class C*	1,109,906	98,481,959
Meta Platforms Inc - Class A*	445,444	53,604,731
		152,086,690
Internet & Direct Marketing Retail – 3.8%
Amazon.com Inc*	1,022,500	85,890,000
MercadoLibre Inc*	72,374	61,245,774
		147,135,774
Professional Services – 3.8%
CoStar Group Inc*	1,899,122	146,764,148
Road & Rail – 0.3%
Grab Holdings Ltd - Class A*	3,269,751	10,528,598
Semiconductor & Semiconductor Equipment – 32.5%
Advanced Micro Devices Inc*	1,625,829	105,304,944
Analog Devices Inc	636,819	104,457,421
Applied Materials Inc	558,774	54,413,412
ASML Holding NV	560,196	303,192,575
KLA Corp	372,336	140,381,842
Lam Research Corp	309,561	130,108,488
Marvell Technology Inc	1,723,361	63,833,292
NVIDIA Corp	688,745	100,653,194
NXP Semiconductors NV	214,672	33,924,616
ON Semiconductor Corp*	323,813	20,196,217
Taiwan Semiconductor Manufacturing Co Ltd	5,850,000	85,271,404
Texas Instruments Inc	672,747	111,151,259
		1,252,888,664
Software – 36.3%
Atlassian Corp - Class A*	824,524	106,099,748
Cadence Design Systems Inc*	500,424	80,388,111
CCC Intelligent Solutions Holdings Inc*	5,283,591	45,967,242
Ceridian HCM Holding Inc*	651,973	41,824,068
Constellation Software Inc/Canada	60,386	94,292,797
Dynatrace Inc*	1,123,464	43,028,671
HubSpot Inc*	61,941	17,909,001
Microsoft Corp	2,066,738	495,645,107
Nice Ltd (ADR)*	190,077	36,551,807
Olo Inc - Class A*	1,425,695	8,910,594
Pagerduty Inc*	753,431	20,011,127
Paylocity Holding Corp*	123,761	24,041,812
Procore Technologies Inc*	766,006	36,140,163
ServiceNow Inc*	165,977	64,443,890
Synopsys Inc*	104,404	33,335,153
Tyler Technologies Inc*	243,620	78,545,524
Workday Inc - Class A*	1,004,996	168,165,981
		1,395,300,796
Technology Hardware, Storage & Peripherals – 3.6%
Apple Inc	1,054,224	136,975,324
Wireless Telecommunication Services – 1.4%
T-Mobile US Inc*	386,979	54,177,060
Total Common Stocks (cost $2,984,141,665)		3,767,703,389

Shares		Value
Private Placements– 1.1%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	$8,437,591
Software – 0.9%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - Preferred shares*,¢,§	657,989	29,043,634
Via Transportation Inc - private equity common shares*,¢,§	78,470	3,463,666
		32,507,300
Total Private Placements (cost $56,069,481)		40,944,891
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $986,182)	333,275	179,069
Investment Companies– 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $41,776,115)	41,771,938	41,780,292
Total Investments (total cost $3,082,973,443) – 100.1%		3,850,607,641
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,210,669)
Net Assets – 100%		$3,848,396,972

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,200,641,600	83.1%
Netherlands	327,212,206	8.5
Taiwan	95,278,148	2.5
Canada	94,292,797	2.4
Argentina	61,245,774	1.6
Israel	61,229,449	1.6
Singapore	10,707,667	0.3

Total	$3,850,607,641	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$1,055,079	$4,593	$4,177	$41,780,292
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	2,358∆	-	-	-
Total Affiliated Investments - 1.1%	$1,057,437	$4,593	$4,177	$41,780,292

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	189,241,342	270,022,129	(417,491,949)	41,780,292
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	219,182	1,905,836	(2,125,018)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $24,019,631, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $40,944,891, which represents 1.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$13,821,757	$8,437,591	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	29,692,444	29,043,634	0.8
Via Transportation Inc - private equity common shares	12/2/21	3,395,017	3,463,666	0.1
Total		$56,069,481	$40,944,891	1.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Electronic Equipment, Instruments & Components	$34,895,876	$10,006,744	$-
Information Technology Services	349,738,455	24,019,631	-
Semiconductor & Semiconductor Equipment	864,424,685	388,463,979	-
All Other	2,096,154,019	-	-
Private Placements	-	-	40,944,891
Warrants	179,069	-	-
Investment Companies	-	41,780,292	-
Total Assets	$3,345,392,104	$464,270,646	$40,944,891

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70236 03-23